Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.94600%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,435,759.07

Principal:
Principal Collections	$17,406,679.02
Prepayments in Full	$7,605,120.40
Liquidation Proceeds	$405,060.33
Recoveries	$146,677.77
Sub Total	$25,563,537.52
Collections	$26,999,296.59

Purchase Amounts:
Purchase Amounts Related to Principal	$9,337.13
Purchase Amounts Related to Interest	$107.84
Sub Total	$9,444.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,008,741.56

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,008,741.56
Servicing Fee	$473,969.26	$473,969.26	$0.00	$0.00	$26,534,772.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,534,772.30
Interest - Class A-2a Notes	$19,886.16	$19,886.16	$0.00	$0.00	$26,514,886.14
Interest - Class A-2b Notes	$12,682.82	$12,682.82	$0.00	$0.00	$26,502,203.32
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$25,501,690.99
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$25,158,470.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,158,470.99
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$25,039,782.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,039,782.82
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$24,954,705.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,954,705.74
Regular Principal Payment	$22,557,768.76	$22,557,768.76	$0.00	$0.00	$2,396,936.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,396,936.98
Residual Released to Depositor	$0.00	$2,396,936.98	$0.00	$0.00	$0.00
Total		$27,008,741.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,557,768.76
Total					$22,557,768.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$6,937,031.48	$25.60	$19,886.16	$0.07	$6,956,917.64	$25.67
Class A-2b Notes	$2,559,601.32	$25.60	$12,682.82	$0.13	$2,572,284.14	$25.73
Class A-3 Notes	$13,061,135.96	$40.69	$1,000,512.33	$3.12	$14,061,648.29	$43.81
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$22,557,768.76	$21.43	$1,580,066.56	$1.50	$24,137,835.32	$22.93

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$6,937,031.48	0.0255960	$0.00	0.0000000
Class A-2b Notes	$2,559,601.32	0.0255960	$0.00	0.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$307,958,864.04	0.9593136
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$487,946,632.80	0.4635500	$465,388,864.04	0.4421201

Pool Information
Weighted Average APR	2.911%	2.918%
Weighted Average Remaining Term	38.95	38.17
Number of Receivables Outstanding	24,656	24,087
Pool Balance	$568,763,113.73	$543,103,208.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$514,899,134.63	$491,956,467.28
Pool Factor	0.4847062	0.4628386

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$51,146,740.74
Targeted Overcollateralization Amount	$77,714,343.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,714,343.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$233,708.83
(Recoveries)		30	$146,677.77
Net Loss for Current Collection Period			$87,031.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1836%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4479%
Second Prior Collection Period			0.5269%
Prior Collection Period			0.4929%
Current Collection Period			0.1879%
Four Month Average (Current and Prior Three Collection Periods)			0.4139%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		801	$3,472,123.46
(Cumulative Recoveries)			$509,834.46
Cumulative Net Loss for All Collection Periods			$2,962,289.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2524%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,334.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,698.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	220	$6,688,449.66
61-90 Days Delinquent	0.24%	43	$1,323,192.04
91-120 Days Delinquent	0.05%	7	$269,158.47
Over 120 Days Delinquent	0.08%	12	$438,698.33
Total Delinquent Receivables	1.61%	282	$8,719,498.50

Repossession Inventory:
Repossessed in the Current Collection Period		7	$279,117.35
Total Repossessed Inventory		12	$431,058.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1825%
Prior Collection Period			0.2068%
Current Collection Period			0.2574%
Three Month Average			0.2156%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3740%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,871,971.68
2 Months Extended	117	$3,932,045.51
3+ Months Extended	18	$497,061.56

Total Receivables Extended	196	$6,301,078.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer